Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Instruments by Category
Financial instruments by category

		12.31.2017
	Note	Loans and receivables	Measured at fair value through profit or loss	Available for sale	Liabilities measured at amortized cost	Total
Assets
Cash and cash equivalents	5	1,270.8	—	—	—	1,270.8
Financial investments	6	—	2,558.1	58.8	—	2,616.9
Guarantee Deposits	11	393.8	—	—	—	393.8
Collateralized accounts receivable	9	288.7	—	—	—	288.7
Trade accounts receivable, net	6	717.1	—	—	—	717.1
Customer and commercial financing	9	16.4	—	—	—	16.4
Derivative financial instruments	8	—	34.3	—	—	34.3

		2,686.8	2,592.4	58.8	—	5,338.0

Liabilities
Loans and financing	20	—	1,264.3	—	2,934.2	4,198.5
Trade accounts payable and others liabilities		—	—	—	1,502.5	1,502.5
Financial guarantee and of residual value	25	—	108.9	—	47.9	156.8
Capital Lease	20	—	—	—	—	—
Derivative financial instruments	8	—	8.9	—	—	8.9

		—	1,382.1	—	4,484.6	5,866.7

		12.31.2016
	Note	Loans and receivables	Measured at fair value through profit or loss	Available for sale	Liabilities measured at amortized cost	Total
Assets
Cash and cash equivalents	5	1,241.5	—	—	—	1,241.5
Financial investments	6	—	1,908.7	35.0	—	1,943.7
Guarantee Deposits	11	511.4	—	—	—	511.4
Collateralized accounts receivable	10	323.3	—	—	—	323.3
Trade accounts receivable, net	7	665.4	—	—	—	665.4
Customer and commercial financing	9	37.4	—	—	—	37.4
Derivative financial instruments	8	—	32.1	—	—	32.1

		2,779.0	1,940.8	35.0	—	4,754.8

Liabilities
Loans and financing	20	—	1,357.3	—	2,402.5	3,759.8
Trade accounts payable and others liabilities		—	—	—	1,722.4	1,722.4
Financial guarantee and of residual value	25	—	122.2	—	88.6	210.8
Capital Lease	20	—	0.1	—	—	0.1
Derivative financial instruments	8	—	8.4	—	—	8.4

		—	1,488.0	—	4,213.5	5,701.5

Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs

The following table lists the Company’s financial assets and liabilities by level within the fair value hierarchy. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels. In 2017 there was no change in the methods used to assess the fair value of financial instruments, and there were therefore no level changes.

	12.31.2017
	Note	Level 2	Level 3	Total	Book value
Assets
Cash and cash equivalents	5	1,270.8	—	1,270.8	1,270.8
Financial investments	6	2,558.1	58.8	2,616.9	2,616.9
Guarantee Deposits	11	393.8	—	393.8	393.8
Collateralized accounts receivable	10	288.7	—	288.7	288.7
Trade accounts receivable, net	7	717.1	—	717.1	717.1
Customer and commercial financing	9	16.4	—	16.4	16.4
Derivative financial instruments	8	34.3	—	34.3	34.3

		5,279.2	58.8	5,338.0	5,338.0

Liabilities
Loans and financing	20	1,264.3	—	1,264.3	1,264.3
Financial guarantee and of residual value	25	—	108.9	108.9	108.9
Derivative financial instruments	8	8.9	—	8.9	8.9

		1,273.2	108.9	1,382.1	1,382.1

	12.31.2016
	Note	Level 2	Level 3	Total	Book value
Assets
Cash and cash equivalents	5	1,241.5	—	1,241.5	1,241.5
Financial investments	6	1,943.7	35.0	1,978.7	1,978.7
Guarantee Deposits	11	511.4	—	511.4	511.4
Collateralized accounts receivable	10	323.3	—	323.3	323.3
Trade accounts receivable, net	7	665.4	—	665.4	665.4
Customer and commercial financing	9	37.4	—	37.4	37.4
Derivative financial instruments	8	32.1	—	32.1	32.1

		4,754.8	35.0	4,789.8	4,789.8

Liabilities
Loans and financing	20	1,357.3	—	1,357.3	1,357.3
Financial guarantee and of residual value	25	—	122.2	122.2	122.2
Capital lease	20	0.1	—	0.1	0.1
Derivative financial instruments	8	8.4	—	8.4	8.4

		1,365.8	122.2	1,488.0	1,488.0

Summary of Company's Financial Assets and Liabilities

	Fair value of financial instruments using significant unobservable inputs (level 3)
	Assets	Liabilities
At December 31, 2015	—	113.5

Adding Shares	35.0	—
Market Value	—	27.6
Exchange variation	—	(18.9)

At December 31, 2016	35.0	122.2

Adding Shares	47.4	—
Market Value	—	(12.7)
Reversal Claims	(35.0)	—
Remesurement	11.5	—
Exchange variation	(0.1)	(0.6)

At December 31, 2017	58.8	108.9

Summary of Credit Risk Classification

The following tables present the credit risk classification of the respective counterparty of the financial investment (including cash) and other financial assets held by the Company.

a)	Credit risk for counterparty with external assessment

	12.31.2017	12.31.2016
Cash and cash equivalents	1,270.8	1,241.5
Financial investments	2,616.9	1,943.7
Derivative financial instruments	34.3	32.1

Total	3,922.0	3,217.3

Based on external appraisal:
AAA	52.2	46.5
AA	1,406.7	1,165.1
A	1,715.2	1,478.4
BBB	688.3	481.6
BB	0.5	10.4
N/A	59.1	35.3

Total	3,922.0	3,217.3

N/A – Not available: without observable input for credit assessment. In December 2017, this balance includes an amount related to shares received in negociation with Republic Airways, for which no losses were recognized.

b)	Credit risk for counterparties without external evaluation

	12.31.2017	12.31.2016
Collateralized accounts receivable	288.7	323.3
Trade accounts receivable, net	717.1	665.4
Customer and commercial financing	16.4	37.4

Total	1,022.2	1,026.1

Based on internal appraisal:
Group 1	5.5	2.1
Group 2	96.7	149.5
Group 3	920.0	874.5

Total	1,022.2	1,026.1

Summary of Additional Information Related to Authorization of Undiscounted Contractual Obligations and Commercial Commitments

The following table provides additional information related to undiscounted contractual obligations and commercial commitments and their respective maturities:

	Cash Flow	Less than one year	One to three years	Three to five years	More than five years
At December 31, 2017
Loans and financing	5,400.7	491.6	784.9	1,220.2	2,904.0
Suppliers	824.7	824.7	—	—	—
Recourse and non recourse debt	364.1	17.6	332.7	8.1	5.7
Financial guarantees	156.8	22.2	52.5	31.1	51.0
Other liabilities	255.2	11.4	46.1	92.3	105.4

Total	7,001.5	1,367.5	1,216.2	1,351.7	3,066.1

At December 31, 2016
Loans and financing	4,759.4	1,058.3	696.5	1,136.1	1,868.5
Suppliers	952.1	952.1	—	—	—
Recourse and non recourse debt	373.9	22.9	342.0	7.2	1.8
Financial guarantees	210.8	49.7	36.4	27.5	97.2
Other liabilities	309.8	8.0	89.3	161.0	51.5

Total	6,606.0	2,091.0	1,164.2	1,331.8	2,019.0

Summary of Company's Cash, Cash Equivalents, Financial Investments and Loans and Financing

At December 31, 2017, the Company’s cash, cash equivalents, financial investments and loans and financing were indexed as follows:

	Pre-fixed		Post-fixed		Total
Without derivative effect	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	3,184.6	81.91%	703.1	18.09%	3,887.7	100.00%
Loans and financing	3,801.1	90.53%	397.4	9.47%	4,198.5	100.00%

	Pre-fixed		Post-fixed		Total
With derivative effect	Amount	%	Amount	%	Amount	%
Cash, cash equivalents and financial investments	3,092.6	79.55%	795.1	20.45%	3,887.7	100.00%
Loans and financing	3,081.6	73.40%	1,116.9	26.60%	4,198.5	100.00%

Summary of Company's Cash Equivalents and Post Fixed Financing

At December 31, 2017, the Company’s cash equivalents and post -fixed financing were indexed as follows:

	Without derivative effect		With derivative effect
	Amount	%	Amount	%
Cash equivalents and financial investments	703.1	100.00%	795.0	100.00%
CDI	644.0	91.59%	736.0	92.58%
Libor	59.1	8.41%	59.0	7.42%
Loans and financing	397.4	100.00%	1,117.0	100.00%
TJLP	6.2	1.56%	6.3	0.56%
Libor	391.2	98.44%	388.2	34.75%
CDI	—	0.00%	722.5	64.68%

Summary of Changes In Foreign Exchange Rates

At December 31, 2017, the Company had the following amounts of financial assets and liabilities denominated in several currencies, without the effect of derivative transactions:

	12.31.2017	12.31.2016
Loans and financing
Brazilian reais	629.1	832.9
U.S. dollars	3,555.4	2,910.6
Euro	14.0	16.4

	4,198.5	3,759.9

Trade accounts payable
Brazilian reais	87.7	91.9
U.S. dollars	620.9	783.2
Euro	115.0	75.3
Other currencies	1.1	1.7

	824.7	952.1

Total (1)	5,023.2	4,712.0

Cash and cash equivalents and financial investments
Brazilian reais	750.3	1,180.0
U.S. dollars	2,978.7	1,833.4
Euro	97.5	127.1
Other currencies	61.2	44.7

	3,887.7	3,185.2

Trade accounts receivable:
Brazilian reais	138.2	69.6
U.S. dollars	456.7	527.7
Euro	116.2	68.0
Other currencies	6.0	0.1

	717.1	665.4

Total (2)	4,604.8	3,850.6

Net exposure (1 - 2):
Brazilian reais	(171.7)	(324.8)
U.S. dollars	740.9	1,332.7
Euro	(84.7)	(103.4)
Other currencies	(66.1)	(43.1)

Summary of Interest Risk Factor
Interest risk factor

		Amounts	Additional variations in book balances (*)
	Risk factor	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Cash equivalents and financial investments	CDI	644.0	(23.5)	(12.7)	(1.9)	8.9	19.6

Net impact	CDI	644.0	(23.5)	(12.7)	(1.9)	8.9	19.6
Cash equivalents and financial investments	LIBOR	59.1	(0.5)	(0.2)	0.1	0.4	0.7
Loans and financing	LIBOR	(391.3)	(3.4)	(1.4)	0.6	2.6	4.5

Net impact	LIBOR	332.2	(3.9)	(1.6)	0.7	3.0	5.2
Loans and financing	TJLP	(6.2)	(0.2)	(0.1)	—	0.1	0.2

Net impact	TJLP	6.2	(0.2)	(0.1)	—	0.1	0.2
Rates considered	CDI	7.00%	3.35%	5.03%	6.70%	8.38%	10.05%
Rates considered	LIBOR	1.84%	1.00%	1.50%	2.00%	2.50%	3.00%
Rates considered	TJLP	7.00%	3.50%	5.25%	7.00%	8.75%	10.50%

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2017

Summary of Foreign Exchange Risk Factor
Foreign exchange risk factor

		Amounts	Additional variations in book balances (*)
	Risk factor	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Assets		1,185.3	594.1	298.5	2.9	(292.8)	(588.5)

Cash, cash equivalents and financial investments	BRL	750.2	376.0	188.9	1.8	(185.3)	(372.5)
Other assets	BRL	435.1	218.1	109.6	1.1	(107.5)	(216.0)

Liabilities		(1,228.3)	(615.6)	(309.3)	(2.9)	303.4	609.7
Loans and financing	BRL	(629.1)	(315.3)	(158.4)	(1.5)	155.4	312.3
Other liabilities	BRL	(599.2)	(300.3)	(150.9)	(1.4)	148.0	297.4

Net impact		2,413.6	(21.5)	(10.8)	—	10.6	21.2
Exchange rate considered		3.3080	1.6500	2.4750	3.3000	4.1250	4.9500

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2017

Summary of Derivative Contracts
Derivative contracts

		Amounts	Additional variations in book balances (*)
Derivative Designated as Hedge Accounting	Risk factor	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Interest swap - fair value hedge	CDI	22.0	13.6	6.1	0.3	(7.5)	(13.7)
Hedge desifnated as cash flow	US$/R$	3.8	(3.7)	(3.7)	(3.8)	(3.8)	(3.9)
Interest swap	CDI	(1.4)	(0.3)	0.1	0.3	0.4	0.7
Other derivatives	CDI	(0.1)	(1.3)	(0.6)	—	0.4	0.9
Hedge desifnated as cash flow	LIBOR	0.5	(0.1)	(0.1)	(0.1)	(0.1)	(0.1)
Other derivatives
Interest swap	LIBOR	0.7	(0.0)	(0.0)	(0.1)	(0.1)	(8.0)
Foreign Exchange option	EUR/US$	(0.2)	9.1	4.8	0.5	(3.7)	—

Total		25.3	17.3	6.6	(2.9)	(14.4)	(24.1)
Rate considered	LIBOR	1.84%	1.00%	1.50%	2.00%	2.50%	3.00%
Rate considered	CDI	7.00%	3.35%	5.03%	6.70%	8.38%	10.05%
Rate considered	US$/R$	3.3080	1.6500	2.4750	3.3000	4.1250	4.9500
Rate considered	LIBOR	1.1993	0.5900	0.8850	1.1800	1.4750	1.7700
Rate considered	Object - price

(*)	The positive and negative variations of 25% and 50% were applied on the rates in effect at 12.31.2017

Summary of Residual Value Guarantees

	Amounts	Additional variations in book balances
	exposed at 12.31.2017	-50%	-25%	Probable scenario	+25%	+50%
Financial guarantee of residual value	108.9	(130.6)	(109.8)	(1.0)	79.8	87.9

Total	108.9	(130.6)	(109.8)	(1.0)	79.8	87.9